SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ADVERTISING, GOVERNMENT GRANT, LEASES AND SEGMENT REPORTING (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) segment	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Advertising expenditures
Advertising expenditures, included in sales and marketing expenses | ¥		¥ 0	¥ 0	¥ 200,000
Government Grant
-Third party customers	$ 2,104,000	¥ 14,652,000	16,046,000
Leases
Operating lease right-of-use asset	18,876,000		0		¥ 131,408,000
Operating lease liability	$ 23,592,000		0		¥ 164,242,000
Segment reporting
Number of reportable segment	1	1
Number of geographical segments	0				0
Employee benefits
Employee benefits incurred under defined contribution plans	$ 4,063,000	¥ 28,285,000	¥ 29,288,000	¥ 44,416,000
ASU 842
Leases
Operating lease right-of-use asset						$ 23,862,000	¥ 166,124,000
Operating lease liability						$ 23,608,000	¥ 164,358,000